Prepayments and Other Current Assets	12 Months Ended
Mar. 31, 2024
Prepayments and Other Current Assets [Abstract]
Prepayments and other current assets
8.	Prepayments and other current assets

The prepayments and other current assets consist of the following:

	As of March 31,	As of March 31,
	2023	2024
	RMB	RMB

Prepayments for purchases of products (a)	24,216	29,998
Vendor rebate receivables (b)	16,160	9,466
Value-added tax (“VAT”) deductible (c)	10,512	4,438
Loan receivables (d)	9,886	5,391
Sales return assets	2,835	2,021
Deposits (e)	999	29,477
Others	14,751	13,727
Total	79,359	94,518

(a)	Prepayments for purchases of products represent cash prepaid to the Company’s third-party brand partners for the procurement of products.

(b)	Vendor rebate receivables represent the rebates to be received by the Company from its suppliers after certain levels of purchases are achieved.

(c)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.

(d)

The balance represents loan receivables due from certain third-party companies and individuals. From July 2020 to February 2024, the Company entered into several loan agreements with aggregate principal amount of RMB15.8 million, including RMB 3 million to an individual in February 2024 disclosed on ITEM 16.F on Form 20-F for the year ended March 31, 2024. The maturity dates of these loans are from October 2023 to May 2025. The interest rates ranged from 0% to 4% per annum. As of March 31, 2023 and 2024, the balances of loan receivables were RMB9.9 million and RMB5.4 million, respectively. The aforementioned loan of RMB 3 million has been fully collected as of the date of this annual report.

(e)	Between September and November 2023, the Company’s Hong Kong subsidiary wired to a financial advisor an aggregate of approximately US$4.1 million as a deposit pursuant to an agreement entered into with this financial advisor for the Company’s future mergers and acquisitions. As of the date of this annual report, the full amount of the deposit has been returned to the Company.